INVESTMENTS - NON-RESTRICTED	12 Months Ended
Sep. 30, 2013
INVESTMENTS - NON-RESTRICTED
INVESTMENTS - NON-RESTRICTED

NOTE 4:  INVESTMENTS - NON-RESTRICTED

Non-restricted investments are comprised of certificates of deposit and U.S. government bonds.  We have total non-restricted investments of $1.7 million and $3.4 million as of September 30, 2013 and 2012, respectively.  As of September 30, 2013, non-restricted investments of $1.4 million will mature within one year and $0.3 million will mature after one year and before five years.

We record our U.S. government bond investments at fair value.  The following table represents the non-restricted investments as of September 30, 2013 and 2012:

	As of September 30, 2013				As of September 30, 2012
		Gross	Gross			Gross	Gross
		Unrealized	Unrealized			Unrealized	Unrealized
	Book Value	Gains (1)	(Losses)	Fair Value	Book Value	Gains	(Losses)	Fair Value
Non-restricted investments:
Certificates of deposit	$100,000	$—		$100,000	$594,000	$—	$—	$594,000
U.S. government bonds	1,604,458	14,283		$1,618,741	2,717,902	48,871	—	2,766,773
Total non-restricted investments	$1,704,458	$14,283	$—	$1,718,741	$3,311,902	$48,871	$—	$3,360,773

(1)  The unrealized gain on investments of $14,283 net of tax of $4,999 represents the accumulated other comprehensive income of $9,284.

During fiscal 2013, the Company received $1.0 million in proceeds from the sale of U.S. government bonds and realized a gain of $0.04 million.  An additional $1.6 million in proceeds was received from investment maturities.  During fiscal 2012, we did not recognize any material realized gains or losses or receive proceeds from sales on non-restricted investments.  In fiscal 2013 and 2012, we received authorization, pursuant to applicable insurance regulations, to transfer $1.0 million and $1.9 million, respectively, in book value of U.S. government bonds from restricted to non-restricted.